COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

24. COMMITMENTS AND CONTINGENCIES

The Company may have various other contractual obligations in the normal course of operations. The Company is not contingently liable with respect to litigation, claims and environmental matters, including those that could result in mandatory damages or other relief. Any expected settlement of claims in excess of amounts recorded will be charged to profit or loss as and when such determination is made.